Summary of Significant Accounting Policies (Details) - EBP 203 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Note receivable from participant, allowance for credit loss	$ 0	$ 0
Investments at fair value	$ 1,385,430,490	$ 1,352,617,779
Average yield	3.00%	3.00%
Common Stock
EBP, Accounting Policy [Line Items]
Concentration risk, percentage	13.00%	16.00%
Vanguard Retirement Savings Trust IV
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 35,700,000	$ 43,100,000